Term loans (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jul. 31, 2020	May 31, 2020	Mar. 18, 2020	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 112,707		$ 496,000
Additions	86,520		195,919
Finance costs			(83,119)
Accretion	12,185		61,294
Payments	(20,507)		(557,387)
Ending balance	190,905		112,707
Less current portion	(83,004)		(12,208)
Non-current portion of non-current borrowings	$ 107,901		100,499
Interest rate	3.00%					12.00%
EDC Loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 75,800
Additions			157,058
Finance costs			(83,119)
Accretion	12,185		1,861
Ending balance	87,985		75,800
Non-current portion of non-current borrowings	87,985
Other Term Loans, one
Disclosure of detailed information about borrowings [line items]
Beginning balance	36,907
Additions			38,861
Payments	(12,207)		(1,954)
Ending balance	24,700		36,907
Less current portion	(13,084)
Non-current portion of non-current borrowings	$ 11,616
Interest rate	6.95%
Monthly instalment amount	$ 1,200
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Additions	36,520
Payments	(8,300)
Ending balance	28,220
Less current portion	(19,920)
Non-current portion of non-current borrowings	$ 8,300
Interest rate	7.45%						5.00%
Carrying amount of automobile pledged as security	$ 23,749
Canada Emergency Business Account Loan
Disclosure of detailed information about borrowings [line items]
Additions	50,000
Ending balance	50,000
Less current portion	$ (50,000)
Minimum repayment amount, if repaid by December 2023		$ 0
Interest rate	0.00%
Other Term Loans, three
Disclosure of detailed information about borrowings [line items]
Beginning balance			110,933
Accretion			4,267
Payments			(115,200)
2019 SR&ED Tax Credit loan
Disclosure of detailed information about borrowings [line items]
Beginning balance			185,331
Accretion			40,902
Payments			(226,233)
Interest rate				16.68%
2018 SR&ED Tax Credit loan
Disclosure of detailed information about borrowings [line items]
Beginning balance			199,736
Accretion			14,264
Payments			$ (214,000)
Interest rate					16.68%